Changes In Accounting Policies	12 Months Ended
Dec. 31, 2024
Disclosure Of Changes In Accounting Policies [Abstract]
Changes In Accounting Policies

Note 4. Changes in Accounting Policies

(a)
Change in Presentation Currency

Effective January 1, 2024, the Company changed its presentation currency from CAD to USD. The change will provide more relevant reporting of the Company’s financial position, given that a significant portion of the Company’s legal entities apply USD as its functional currency and a significant portion of the Company’s expenses, cash flows, assets, and revenue are denominated in USD. The change in presentation currency represents a voluntary change in accounting policy. The Company has applied the presentation currency change retrospectively, in accordance with the guidance in IAS 8 “Account Policies, Changes in Accounting Estimates and Errors”. All periods presented in the Financial Statements have been translated into the new presentation currency, in accordance with the guidance in IAS 21 “The Effects of Changes in Foreign Exchange Rates”.

The consolidated statements of earnings (loss) and other comprehensive income (loss) and the consolidated statements of cash flows have been translated into the presentation currency using the average exchange rates prevailing during each reporting period. In the consolidated statements of financial position, all assets and liabilities have been translated using the period-end exchange rates, and all resulting exchange differences have been recognized in accumulated other comprehensive losses. Shareholders’ equity balances have been translated using historical rates in effect on the date of the transactions.

The functional currency of the parent Company and all its subsidiaries remain the same and will not be impacted by the presentation currency change. The functional currency of the parent Company is CAD and functional currency of most of its subsidiaries is USD.

The change in presentation currency resulted in the following impact on January 1, 2023, opening consolidated statement of financial position:

	Previously reported in CAD January 1, 2023	Presentation currency change	Reported in USD January 1, 2023

Total assets	$4,258	$(1,114)	$3,144
Total liabilities	2,715	(711)	2,004
Total shareholders’ equity	1,543	(403)	1,140

The change in presentation currency resulted in the following impact on the December 31, 2023, consolidated statement of financial position:

	Previously reported in CAD December 31, 2023	Presentation currency change	Reported in USD December 31, 2023

Total assets	$3,912	$(954)	$2,958
Total liabilities	2,518	(614)	1,904
Total shareholders’ equity	1,394	(340)	1,054

The change in presentation currency resulted in the following impact on the year ended December 31, 2023, consolidated statements of loss and comprehensive loss:

	Previously reported in CAD 2023	Presentation currency change	Reported in USD 2023

Net loss	$(111)	$28	$(83)
Total comprehensive loss	(138)	61	(77)

The change in presentation currency resulted in the following impact on the year ended December 31, 2023, consolidated statements of cash flows:

	Previously reported in CAD 2023	Presentation currency change	Reported in USD 2023

Cash provided by (used in):
Operating activities	$273	$(67)	$206
Investing activities	(159)	40	(119)
Financing activities	(200)	51	(149)

The change in presentation currency resulted in the following impact on the year ended December 31, 2023, basic and diluted loss per share:

	Previously reported in CAD 2023	Presentation currency change	Reported in USD 2023

Loss per share - basic	$(0.90)	$0.23	$(0.67)
Loss per share - diluted	(0.90)	0.23	(0.67)

(b)
Amendments to Existing Standards

The following amendments, effective for annual periods beginning on or after January 1, 2024, were adopted by the Company as of January 1, 2024. There were no adjustments or additional disclosures that resulted from the adoption of these amendments.

(i)
IAS 1 Presentation of Financial Statements (“IAS 1”)

In October 2022, the IASB issued amendments to clarify that the classification of liabilities as current or non-current is based solely on a company’s right to defer settlement for at least twelve months at the reporting date. The right needs to exist at the reporting date and must have substance. The new amendments specify that only covenants which a company must comply with on or before the reporting date may affect this right. Covenants to be complied with after the reporting date do not affect the classification of a liability as current or non-current at the reporting date. However, disclosure about covenants is required to help users understand the risk that those liabilities could become repayable within 12 months after the reporting date.

(ii)
IFRS 16 Leases (“IFRS 16”)

In September 2022, the IASB issued amendments to IFRS 16 that add subsequent measurement requirements for lease liabilities arising from sale and leaseback transactions for seller-lessees. The amendment does not prescribe specific measurement requirements for lease liabilities but measures the lease liability in a way that it does not recognise any amount of the gain or loss that relates to the right of use retained.

(c)
New Accounting Pronouncements

The Company has reviewed new and revised accounting pronouncements that have been issued but are not yet effective.

(i)
IAS 21 The Effects of Changes in Foreign Exchange Rates ("IAS 21")

In August 2023, the IASB issued amendments to IAS 21 which specifies how an entity should assess whether a currency is exchangeable and how to estimate the spot exchange rate when a currency is not exchangeable.

Under the amendment, a currency is considered to be exchangeable into another currency when an entity is able to obtain the other currency within a timeframe that allows for a normal administrative delay and through a market or exchange mechanism in which an exchange transaction would create enforceable rights and obligations. When a currency is not exchangeable, an entity estimates the spot rate as the rate at which an orderly transaction would take place between market participants at the measurement date that would reflect the prevailing economic conditions. An entity is required to disclose information that would enable users to evaluate when and how a currency's lack of exchangeability affects financial performance, financial positions, and cash flows of an entity.

The amendments are effective January 1, 2025, with early adoption permitted. Management believes the adoption of these amendments will have no significant impact on the Company’s Financial Statements.

(ii)
IFRS 9 Financial Instruments (“IFRS 9”) and IFRS 7 Financial Instruments: Disclosures (“IFRS 7”)

In May 2024, the IASB issued amendments to IFRS 9 and IFRS 7 to clarify financial assets and financial liabilities are recognized and derecognized at settlement date except for regular way purchases or sales of financial assets and financial liabilities meeting conditions for new exception. The new exception permits companies to elect to derecognize certain financial liabilities settled via electronic payment systems earlier than the settlement date.

They also provide guidelines to assess contractual cash flow characteristics of financial assets, which apply to all contingent cash flows, including those arising from environmental, social, and governance (ESG)-linked features.

Additionally, these amendments introduce new disclosure requirements and update others.

The amendments will be effective for years beginning on or after January 1, 2026, with earlier adoption permitted. The Company is currently evaluating the impact of the amendments to IFRS 9 and IFRS 7 on its Financial Statements.

(iii)
IFRS 18 Presentation and Disclosure in Financial Statements ("IFRS 18")

On April 9, 2024, the IASB issued IFRS 18, the new standards on presentation and disclosure in financial statements. IFRS 18 will require defined subtotals in the consolidated statements of earnings (loss), require disclosure of management-defined performance measures (“MPM”), provide principles for the aggregation and disaggregation of information, and improve comparability across entities and reporting periods. IFRS 18 will replace IAS 1, presentation of financial statements, and retains many of the existing principals in IAS 1. IFRS 18 will be effective for years beginning on or after January 1, 2027, with earlier application permitted. Retrospective application is required.

The issuance of IFRS 18 had consequential amendments to other accounting standards as follows:

IAS 7 Statement of Cash Flows (“IAS 7”)

Narrow-scope amendments have been made to IAS 7, which include changing the starting point for determining cash flows from operations under the indirect method from ‘profit or loss’ to ‘operating profit or loss’. The optionality around classification of cash flows from dividends and interest in the statement of cash flows has also largely been removed.

IAS 33 Earnings per Share (“IAS 33”)

IAS 33 has been amended to include additional requirements that permit entities to disclose additional amounts per share, only if the numerator used in the calculation is an amount attributed to ordinary equity holders of the parent entity and a total or subtotal identified by IFRS 18, or MPM as defined by IFRS 18.

The Company is currently evaluating the impact of adopting IFRS 18 and the consequential amendments to other accounting standards on its Financial Statements.